Commitments and pledges - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended						6 Months Ended
	May 31, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 EUR (€)	Jan. 31, 2025 EUR (€)	Jan. 31, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Commitments and pledges
Final instalment							€ 672,217	€ 296,152
P-Class vessels
Commitments and pledges
Final instalment		€ 176,700	$ 192.9
Wind Maker
Commitments and pledges
Final instalment					€ 198,200	$ 190.3
Wind Mover
Commitments and pledges
Final instalment					€ 31,500	$ 32.4
A-Class vessels
Commitments and pledges
Final instalment	€ 31,800			€ 15,900